Subsequent events	12 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent events
29.	Subsequent events

(1)	Orchard Media, Inc. acquisition

In April 2015, Sony Music Entertainment (“SME”), a wholly owned subsidiary of Sony, closed the transaction pursuant to which it increased its shareholding in an equity method investment, Orchard Media, Inc. (“The Orchard”), to 100% by acquiring shares from the current holder, Orchard Asset Holdings, LLC. Sony expects to recognize a gain of approximately 150 million U.S. dollars, subject to transaction costs and other adjustments on the remeasurement of SME’s 51% equity interest in The Orchard that it owned prior to the acquisition at fair value, in other operating (income) expense, net in the consolidated statement of income for the first quarter of the fiscal year ending March 31, 2016.

(2)	Sale of the logistics business

On April 1, 2015, in connection with the formation of a logistics joint venture, Sony sold a part of the logistics business in Japan, Thailand, and Malaysia, which was in All Other to MITSUI-SOKO HOLDINGS Co., Ltd. with a total sales price of approximately 18,000 million yen. The sale proceeds are subject to the finalization of certain post-closing conditions and adjustments. In connection with the sale, Sony expects to recognize a gain on sale totaling approximately 13,000 million yen in other operating (income) expense, net in the consolidated statement of income for the first quarter of the fiscal year ending March 31, 2016.

(3)	Sale of certain Olympus shares held by Sony Corporation

On April 1, 2015, Sony sold 17,243,950 shares of its 34,487,900 shares of Olympus Corporation to a third party to strengthen its financial resources and obtain funds for growth-oriented strategic investments. In connection with the sale, Sony expects to recognize a gain on the sale of approximately 46,757 million yen in gain on sale of securities investments, net in the consolidated statement of income for the first quarter of the fiscal year ending March 31, 2016.